David L. Ficksman ● (310) 789-1290 ● dficksman@troygould.com	File No. 02295-1
April 20, 2006
VIA FEDERAL EXPRESS & EDGAR
John Reynolds, Assistant Director
United States Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549-0406

Re:	Santa Monica Media Corporation; Amendment No. 1 to Registration Statement on Form S-1 Filed December 6, 2005; File No. 333-128384
Mr. Reynolds:
     On behalf of Santa Monica Media Corporation, a Delaware corporation (the “Company”), we hereby transmit Amendment No. 2 to the above-referenced Registration Statement (the “Registration Statement”), as filed with the United States Securities and Exchange Commission (the “Commission”) on the date hereof, marked to show changes from Amendment No. 1 to the Registration Statement filed with the Commission on December 6, 2005.
     The changes reflected in Amendment No. 2 include those made by the Company in response to the comments of the Staff of the Division of Corporation Finance of the Commission (the “Staff”) set forth in your letter dated January 6, 2006, to David Marshall, Chief Executive Officer of the Company, with respect to the Registration Statement. Amendment No. 2 also includes other changes that are intended to update, clarify and render more complete the information contained therein. Additionally, Amendment No. 2 reflects the following changes in the offering:
1.	The Shemano Group, Inc. has been replaced as underwriter by Citigroup Global Markets Inc., Deutsche Bank Securities Inc. and Ladenburg Thalmann & Co. Inc.

2.	The size of the offering has been increased to $150,000,000 (18,750,000 units).

3.	The Company’s principal stockholder, Santa Monica Capital Partners, LLC (“Partners”), will be purchasing 325,000 units prior to completion of the offering in a private placement under Section 4(2) of the Securities Act of 1933, as amended (the “Private Placement”). The units so purchased will be identical to those sold in the offering. Partners has agreed that it will not sell or otherwise transfer such units or the underlying securities until after the consummation of the business transaction and will waive its right to (a) receive liquidating distributions in the event the Company fails to consummate a business combination, and (b) conversion rights with respect to the shares of Common Stock included in the units. The proceeds of the Private Placement will be added to the proceeds of the offering

John Reynolds, Assistant Director
April 20, 2006

and will be held in the trust account pending completion of a business combination or, if no business combination is completed, then to be used as part of the liquidating distribution.

4.	The underwriters have agreed to defer 2.5% of their underwriting discount ($3,750,000) which will be placed in the trust account and will be available for distribution if a liquidation of the Company occurs.

5.	$500,000 of the net proceeds will not be deposited in the trust account, which amount will be available for the payment of offering expenses and expenses related to the investigation and selection of a target business and the negotiation of an agreement to acquire a target business. Additionally, up to $2,000,000 of interest earned on the trust account (net of taxes) may be released to the Company for such expenses.

6.	The arrangements pertaining to after-market purchases of warrants have been eliminated.

7.	Two new directors have been added and one director has moved to the Advisory Board.
     Capitalized terms used and not defined herein have the respective meanings assigned to them in Amendment No. 2. All references to page numbers and captions correspond to the page numbers and captions in Amendment No. 2, which includes the prospectus as revised.
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Prospectus Cover Page
1.	We note that you intend to seek listing on the American Stock Exchange. Please advise us of the standard and criteria you seek listing under and clarify the basis upon which you believe you meet the applicable listing standard.

Company Response.
     The Company has applied to the American Stock Exchange for listing of the securities covered by the Registration Statement. Set forth below are the quantitative standards for initial listing on the American Stock Exchange and how the Company expects to meet those requirements.

John Reynolds, Assistant Director
April 20, 2006

	Listing Standard	Explanation
Shareholders’ equity	$4 million	The Company’s stockholders’ equity is expected to be in excess of $144,000,000 at the closing of the offering.

Total market capitalization	$50 million	The Company will have 23,812,500 shares of common stock outstanding at the close of the offering. The offering price will be $8.00 per unit. Assuming a market price of the common stock at $6.00, the market capitalization would be $142,875,000.

Distribution	800 public shareholders and 500,000 shares publicly held
OR
400 public shareholders and 1 million shares publicly held
OR
400 public shareholders, 500,000 shares publicly held, and average daily trading volume of 2,000 shares for previous 6 months

● Based on the offering of 18,750,000 units, at least 18,750,000 shares will be publicly held at the close of the offering.

● We have been advised by the underwriters that, as a result of the offering, the Company will have at least 400 public shareholders.

Market value public float	$15 million	Assuming a market price of $6.00 and the sale of 18,758,000 shares included within the units, the market value of the public float would be $112,500,000.
Prospectus Summary, page 2
2.	We note that existing shares are placed in escrow and that consent of the underwriters will allow such shares to be released before the agreed upon date. In the appropriate section, please revise to fully discuss this aspect of the escrow arrangement. Is there a time period when such consent is restricted or can the shares be released from escrow immediately after any business combination so long as the underwriters consent to such release? Additionally, please revise the appropriate section to discuss the risk associated with the possibility that a substantial quantity of shares could be released at an accelerated date from escrow or advise why such risk is not material.

Company Response.
     Please note that the shares are no longer subject to being placed in escrow but will be subject to a lock-up as described in the registration statement. Only under certain limited exceptions, such as a transfer to a relative or trust for estate planning purposes, as a

John Reynolds, Assistant Director
April 20, 2006

charitable donation or the sale of the Company, may the existing shares be released from the lock-up prior to the end of the lock-up period. The disclosure on pages 7 and 49 has been modified to reflect the foregoing.
Risk Factors, page 9
3.	We note your response to prior comment eight of our letter dated September 28, 2005. You disclose in risk factor 5 that your chairman and executive officers are personally liable to cover “certain expenses” such as when vendors “refuse to waive” rights to the trust account. Your disclosure on page 30 is not consistent with this risk factor. The page 30 disclosure is not qualified by using the term “certain.” Please revise to reconcile your disclosure.

Company Response.
     The disclosure on page 30 has been modified. The following text was added on page 36 to the penultimate sentence of the second full paragraph under the subheading “Liquidation If No Business Combination”:
     “under certain circumstances (for example, if a vendor does not waive any rights or claims to the trust account) to ensure that the proceeds in the trust account are not reduced...”
4.	The additional disclosure in risk factor 10 in response to prior comment 11 appears to be a risk that is distinct from that highlighted in the subheading. Please revise to discuss the additional disclosure as a separate risk factor.

Company Response.
     The disclosure has been amended to create a new risk factor which addresses the additional disclosure added to risk factor 10 in response to prior comment 11. The new risk factor appears on page 14 of the Registration Statement.
5.	We note the additional disclosure in risk factor 25 in response to prior comment 13. In particular, we note that “such expenses are likely to be insignificant compared to the value of management’s equity stake.” First, please revise to explain your reference to management’s “equity stake.” Second, please revise to explain how you are able to ascertain the value of such stake.

Company Response.
     The text “such expenses are likely to be insignificant compared to the value of management’s equity stake.” does not appear in risk factor 25 or in any other part of the Registration Statement.

John Reynolds, Assistant Director
April 20, 2006

Management’s Discussion and Analysis, page 23
6.	We note your response to prior comment 23. You reference the “litany of projected expenses” as the basis for the statement that you “do not believe [you] will need to raise additional funds following this offering in order to meet the expenses required for operating [your] business.” We still do not understand how you are able to reach the noted belief since your disclosure appears to include the cost associated acquiring and operating a target business since the sentence that follows references the use of a private placement or debt arrangement that would take place simultaneously. Please revise to substantiate the noted belief.

Company Response.
     On page 27, we have clarified the first sentence as follows: “Based upon the foregoing projections, we do not believe we will need to raise additional funds following this offering in order to meet the expenditures required for operating our business prior to a business combination.” The next sentence refers to additional funds necessary to consummate a business combination, such as if the cash component of the purchase price was more than the remaining cash in the trust account.
Proposed Business, page 25
7.	We note your response to prior comment 24. Please revise to reflect the supplemental response in the prospectus.

Company Response.
     The information (as revised) provided in the response to prior comment 24 is currently in the Registration Statement on page 58 in “Underwriting”.
8.	We note your response to prior comment 28. Please revise to clarify if your existing security holders or advisory board members are able to receive compensation from parties other than you.

Company Response.
     We have added a sentence to “Sources of Target Business” as follows: “However, our advisory board members, but not our officers or directors, may be paid consulting, management or other fees (such as finder’s fees) from target business, including those with whom they have a relationship, either prior to or as a result of a business combination with such amount, to the extent then known, being fully disclosed to securityholders, in the proxy materials furnished to the securityholders.”

John Reynolds, Assistant Director
April 20, 2006

Principal Stockholders, page 30
9.	We note your response to prior comment 38. Please advise how your warrant purchase arrangement is consistent with the Division of Market Regulation’s letter to Key Hospitality (October 12, 2005).

Company Response.
     As indicated in the introductory paragraph to this letter, the warrant purchase arrangement is no longer part of the offering.
10.	Please revise to clarify if the warrant purchases by the Shemano Group will be subject to the same timing restrictions as those by Santa Monica Capital Partners.

Company Response.
     As indicated in the introductory paragraph to this letter, the warrant purchase arrangement is no longer part of the offering.
Exhibit 4.4, Form of Unit Purchase Option
11.	We note your response to prior comment 51 and the revised unit purchase option agreement. We note that the exercise price of the purchase option is shown as $7.50 in the filed agreement, compared to $9.60 as disclosed in the registration statement. In addition, we note that while the number of units specified in parentheses in the first sentence of Section 1 was corrected, the stated number of units still reflects the incorrect number.

Company Response

Exhibit 4.4 will be filed as an amendment to reflect the disclosure in the Registration Statement.
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John Reynolds, Assistant Director
April 20, 2006

     All questions and comments regarding the foregoing can be addressed to either Marc Brown at (310) 789-1269 or the undersigned at the above-referenced number.

Kind regards,

/s/ David L. Ficksman David L. Ficksman
of
Troy & Gould

cc:	Marc Brown, Esq.
David Marshall
Duc Dang
David Spivak
Ann Chamberlain, Esq.